Schedule of Loss Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loss Per Common Share
Net loss	$ (12,338)	$ (6,900)	$ (8,330)
Dividend Series A Convertible Preferred Stock	(555)	(82)
Net loss available to common stockholders	$ (12,893)	$ (6,982)	$ (8,330)
Weighted average number of common shares, basic and diluted	35,979,071	21,548,126	21,161,164
Loss per common share, basic and diluted	$ (0.36)	$ (0.32)	$ (0.39)